SCHEDULE OF SHARE BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	$ 362	$ 1,137	$ 1,127	$ 1,286
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	143	207	345	240
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	145	543	287	581
Deferred Stock Units (DSUs) [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	$ 74	$ 387	$ 495	$ 465